Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	MANAGERS TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000879947
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Managers AMG Chicago Equity Partners Mid-Cap Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Mid-Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKPAX
Managers AMG Chicago Equity Partners Mid-Cap Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Mid-Cap Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKPBX
Managers AMG Chicago Equity Partners Mid-Cap Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Mid-Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKPCX
Managers AMG Chicago Equity Partners Mid-Cap Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Mid-Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKPYX
Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Balanced Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBEAX
Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Balanced Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBEBX
Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Balanced Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBECX
Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Balanced Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBEYX
Managers High Yield Fund (Prospectus Summary) | Managers High Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHHAX
Managers High Yield Fund (Prospectus Summary) | Managers High Yield Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHHBX
Managers High Yield Fund (Prospectus Summary) | Managers High Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHHCX
Managers High Yield Fund (Prospectus Summary) | Managers High Yield Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHHYX
Managers Fixed Income Fund (Prospectus Summary) | Managers Fixed Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFDAX
Managers Fixed Income Fund (Prospectus Summary) | Managers Fixed Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFDBX
Managers Fixed Income Fund (Prospectus Summary) | Managers Fixed Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFDCX
Managers Fixed Income Fund (Prospectus Summary) | Managers Fixed Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFDYX
Managers Short Duration Government Fund (Prospectus Summary) | Managers Short Duration Government Fund | Managers Short Duration Government Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGSDX
Managers Intermediate Duration Government Fund (Prospectus Summary) | Managers Intermediate Duration Government Fund | Managers Intermediate Duration Government Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGIDX

Managers AMG Chicago Equity Partners Mid-Cap Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Mid-Cap Fund
Managers AMG Chicago Equity Partners Mid-Cap Fund
INVESTMENT OBJECTIVE
The Managers AMG Chicago Equity Partners Mid-Cap Fund's (the "Fund" or "CEP
Mid-Cap Fund") investment objective is to provide a high total return, consistent with the preservation of capital and a prudent level of risk.

FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest, at least  $25,000 in
Class A shares of funds offered by the Managers Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charge Reductions and Waivers" on page 19 of the
Fund's prospectus and "Reductions and Waivers of Sales Charges" on page 72 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Managers AMG Chicago Equity Partners Mid-Cap Fund	Class A		Class B	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	none	[1]	5.00%	1.00%	none
[1]	For purchases of Class A shares of $1 million or more that are not assessed a sales charge at the time of purchase, you will be charged a 1% fee on shares redeemed or exchanged for shares not subject to an initial sales charge within the first 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Managers AMG Chicago Equity Partners Mid-Cap Fund		Class A	Class B	Class C	Institutional Class
Management Fee		0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fee		0.25%	1.00%	1.00%	none
Other Expenses		0.52%	0.52%	0.52%	0.52%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	[1]	1.50%	2.25%	2.25%	1.25%
Fee Waiver and Expense Reimbursements	[2]	(0.23%)	(0.23%)	(0.23%)	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	1.27%	2.02%	2.02%	1.02%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimburesments (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.24%, 1.99%, 1.99%, and 0.99% of the average daily net assets of the Class A, Class B, Class C, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through May 1, 2012.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example Managers AMG Chicago Equity Partners Mid-Cap Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	697	1,001	1,326	2,244
Class B	705	981	1,384	2,350
Class C	305	681	1,184	2,567
Institutional Class	104	374	664	1,491

The figures shown above for Class A and Institutional Class shares would be the same whether you sold your shares at the end of a period or kept them. For Class B and Class C shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Managers AMG Chicago Equity Partners Mid-Cap Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	205	681	1,184	2,350
Class C	205	681	1,184	2,567

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 137%
of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mid-capitalization companies. Chicago Equity Partners, LLC, the Fund's subadvisor ("CEP" or the
"Subadvisor") considers the term "mid-capitalization companies" to generally refer to a company whose market capitalization is between  $458 million and  $9.2 billion at the time of purchase. The mid-capitalization companies that the Fund selects for investment will generally be listed on the New York or American
Stock Exchanges or on NASDAQ and widely held among a large number of investors.
The Fund may invest in both growth- and value-oriented securities. The Fund may also invest in other U.S. and foreign securities, including warrants. For equity investments, CEP typically:

•     Utilizes a proprietary, multi-factor ranking system encompassing momentum, value, growth, and quality factors to identify attractive stocks.

•     Constructs portfolios that are generally neutral in terms of style tilts, industry weightings, and market capitalization.

PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are some of the risks of investing in the Fund.

Foreign Securities Risk-securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Growth Stock Risk-growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of domestic and foreign securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Mid-Capitalization Stock Risk-the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk-value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

PERFORMANCE
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broadly based securities market index. Annual returns shown in the bar chart do not reflect front end or deferred sales charges (loads), and if these amounts were reflected, returns would be less than those shown. Maximum sales charges (loads)
are reflected in the annual returns table. As always, past performance of the
Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit
www.managersinvest.com or call 800.835.3879.

Calendar Year Total Returns as of 12/31/10 (Class A)

Best Quarter: 20.33% (3rd Quarter 2009)

Worst Quarter: -26.87% (4th Quarter 2008)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only, and after-tax returns for other share classes will vary.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns Managers AMG Chicago Equity Partners Mid-Cap Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes	20.68%	1.23%	3.80%
Class B	Class B Return Before Taxes	21.78%	1.21%	3.72%
Class C	Class C Return Before Taxes	25.71%	1.55%	3.71%
Institutional Class	Institutional Class Return Before Taxes	27.97%	2.57%	4.74%
After Taxes on Distributions Class A	Class A Return After Taxes on Distributions	20.60%	0.92%	3.65%
After Taxes on Distributions and Sales Class A	Class A Return After Taxes on Distributions and Sale of Fund Shares	13.55%	1.02%	3.29%
Russell Midcap �� Index	Russell Midcap�� Index (reflects no deduction for fees, expenses, or taxes)	25.48%	4.66%	6.54%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Managers AMG Chicago Equity Partners Mid-Cap Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Mid-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Managers AMG Chicago Equity Partners Mid-Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Managers AMG Chicago Equity Partners Mid-Cap Fund's (the "Fund" or "CEP
Mid-Cap Fund") investment objective is to provide a high total return, consistent with the preservation of capital and a prudent level of risk.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest, at least  $25,000 in
Class A shares of funds offered by the Managers Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charge Reductions and Waivers" on page 19 of the
Fund's prospectus and "Reductions and Waivers of Sales Charges" on page 72 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 137%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	137.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest, at least $25,000 in Class A shares of funds offered by the Managers Family of Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
Expense Example, Heading	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through May 1, 2012.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	The figures shown above for Class A and Institutional Class shares would be the same whether you sold your shares at the end of a period or kept them. For Class B and Class C shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mid-capitalization companies. Chicago Equity Partners, LLC, the Fund's subadvisor ("CEP" or the
"Subadvisor") considers the term "mid-capitalization companies" to generally refer to a company whose market capitalization is between  $458 million and  $9.2 billion at the time of purchase. The mid-capitalization companies that the Fund selects for investment will generally be listed on the New York or American
Stock Exchanges or on NASDAQ and widely held among a large number of investors.
The Fund may invest in both growth- and value-oriented securities. The Fund may also invest in other U.S. and foreign securities, including warrants. For equity investments, CEP typically:

•     Utilizes a proprietary, multi-factor ranking system encompassing momentum, value, growth, and quality factors to identify attractive stocks.

•     Constructs portfolios that are generally neutral in terms of style tilts, industry weightings, and market capitalization.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are some of the risks of investing in the Fund.

Foreign Securities Risk-securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Growth Stock Risk-growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of domestic and foreign securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Mid-Capitalization Stock Risk-the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk-value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broadly based securities market index. Annual returns shown in the bar chart do not reflect front end or deferred sales charges (loads), and if these amounts were reflected, returns would be less than those shown. Maximum sales charges (loads)
are reflected in the annual returns table. As always, past performance of the
Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit
www.managersinvest.com or call 800.835.3879.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broadly based securities market index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.835.3879
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.managersinvest.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/10 (Class A)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Annual returns shown in the bar chart do not reflect front end or deferred sales charges (loads), and if these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 20.33% (3rd Quarter 2009)

Worst Quarter: -26.87% (4th Quarter 2008)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only, and after-tax returns for other share classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only, and after-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
Managers AMG Chicago Equity Partners Mid-Cap Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Mid-Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimburesments (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.24%, 1.99%, 1.99%, and 0.99% of the average daily net assets of the Class A, Class B, Class C, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.87%)
Managers AMG Chicago Equity Partners Mid-Cap Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Mid-Cap Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimburesments (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.24%, 1.99%, 1.99%, and 0.99% of the average daily net assets of the Class A, Class B, Class C, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances.
Managers AMG Chicago Equity Partners Mid-Cap Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Mid-Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimburesments (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.24%, 1.99%, 1.99%, and 0.99% of the average daily net assets of the Class A, Class B, Class C, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances.
Managers AMG Chicago Equity Partners Mid-Cap Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Mid-Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operatingn Expenses After Fee Waiver and Expense Reimburesments (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.24%, 1.99%, 1.99%, and 0.99% of the average daily net assets of the Class A, Class B, Class C, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances.
Managers AMG Chicago Equity Partners Mid-Cap Fund | Russell Midcap �� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.54%
Managers AMG Chicago Equity Partners Mid-Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.27%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	697
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,001
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,326
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,244
Annual Return 2001	rr_AnnualReturn2001	(10.90%)
Annual Return 2002	rr_AnnualReturn2002	(13.70%)
Annual Return 2003	rr_AnnualReturn2003	36.70%
Annual Return 2004	rr_AnnualReturn2004	16.80%
Annual Return 2005	rr_AnnualReturn2005	11.30%
Annual Return 2006	rr_AnnualReturn2006	8.70%
Annual Return 2007	rr_AnnualReturn2007	0.80%
Annual Return 2008	rr_AnnualReturn2008	(42.30%)
Annual Return 2009	rr_AnnualReturn2009	39.20%
Annual Return 2010	rr_AnnualReturn2010	28.10%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.80%
Managers AMG Chicago Equity Partners Mid-Cap Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.65%
Managers AMG Chicago Equity Partners Mid-Cap Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.29%
Managers AMG Chicago Equity Partners Mid-Cap Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%	[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	2.02%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	705
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	981
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,384
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,350
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	205
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	681
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,184
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,350
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.72%
Managers AMG Chicago Equity Partners Mid-Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%	[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	2.02%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	305
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	681
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,184
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,567
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	205
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	681
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,184
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,567
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.71%
Managers AMG Chicago Equity Partners Mid-Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.02%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	374
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	664
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,491
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.74%

[1]	For purchases of Class A shares of $1 million or more that are not assessed a sales charge at the time of purchase, you will be charged a 1% fee on shares redeemed or exchanged for shares not subject to an initial sales charge within the first 18 months of purchase.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[3]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimburesments (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.24%, 1.99%, 1.99%, and 0.99% of the average daily net assets of the Class A, Class B, Class C, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Balanced Fund
Managers AMG Chicago Equity Partners Balanced Fund
INVESTMENT OBJECTIVE
The Managers AMG Chicago Equity Partners Balanced Fund's (the "Fund" or "CEP
Balanced Fund") investment objective is to achieve a high total investment return, consistent with the preservation of capital and prudent economic risk.

FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest, at least  $25,000 in
Class A shares of funds offered by the Managers Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charge Reductions and Waivers" on page 19 of the
Fund's prospectus and "Reductions and Waivers of Sales Charges" on page 72 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Managers AMG Chicago Equity Partners Balanced Fund	Class A		Class B	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	none	[1]	5.00%	1.00%	none
[1]	For purchases of Class A shares of $1 million or more that are not assessed a sales charge at the time of purchase, you will be charged a 1% fee on shares redeemed or exchanged for shares not subject to an initial sales charge within the first 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Managers AMG Chicago Equity Partners Balanced Fund		Class A	Class B	Class C	Institutional Class
Management Fee		0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fee		0.25%	1.00%	1.00%	none
Other Expenses		0.85%	0.85%	0.85%	0.85%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.81%	2.56%	2.56%	1.56%
Fee Waiver and Expense Reimbursements	[2]	(0.55%)	(0.55%)	(0.55%)	(0.55%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	1.26%	2.01%	2.01%	1.01%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[2]	Managers Investment Group LLC (The "Investment Manager") has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.25%, 2.00%, 2.00%, and 1.00% of the average daily net assets of the Class A, Class B, Class C, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through May 1, 2012.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example Managers AMG Chicago Equity Partners Balanced Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	696	1,061	1,450	2,537
Class B	704	1,044	1,511	2,604
Class C	304	744	1,311	2,854
Institutional Class	103	439	798	1,810

The figures shown above for Class A and Institutional Class shares would be the same whether you sold your shares at the end of a period or kept them. For Class B and Class C shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Managers AMG Chicago Equity Partners Balanced Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	204	744	1,311	2,604
Class C	204	744	1,311	2,854

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 97%
of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will ordinarily invest 50-65% of its total assets in equity securities and invests the remainder in bonds and other fixed income securities, as well as cash or cash equivalents.

The Fund will invest at least 25% of its total assets in equity securities. The equity portion of the Fund is invested primarily in a diversified portfolio of
U.S. common stocks, as well as other U.S. and foreign securities, including convertible securities and warrants. Normally, the equity portion of the Fund will focus on large- (generally determined by reference to the capitalization of companies in the Russell 1000® Index) and medium-sized (generally determined by reference to the capitalization of companies in the Russell Midcap® Index)
companies which will generally be listed on the New York or American Stock
Exchanges or on NASDAQ and widely held among a large number of investors. As of
December 31, 2010, the range of market capitalizations for the Russell 1000 ®
Index and Russell Midcap® Index were  $251.2 million to  $368.7 billion and  $251.2 million to  $21.8 billion, respectively. For equity investments, Chicago Equity
Partners, LLC ("CEP") typically:

  •    Utilizes a proprietary, multi-factor ranking system encompassing momentum, value, and quality factors to identify attractive stocks.

  •    Constructs portfolios that are generally neutral in terms of style tilts, industry weightings, and market capitalization.

The Fund will invest at least 25% of its total assets in fixed income securities. The fixed income portion of the Fund will invest in a wide range of domestic and foreign fixed income securities, such as bonds, including securities not based on the U.S. dollar. The majority of the Fund's foreign investments may be in "Yankee bonds" (bonds payable in U.S. dollars that are issued in the United States by foreign banks and corporations). The Fund may also invest up to 25% of its total assets in below-investment grade securities
(those rated Ba1/BB+ or lower by Moody's Investors Service, Inc. ("Moody's") or
Standard & Poors ("S&P"), respectively)that the Fund's Subadvisor, CEP, believes do not involve undue risk to income or principal. The lowest credit-rating categories in which the Fund invests are Caa/CCC (as rated by Moody's/S&P). Incorporating fundamental, "bottom-up" credit and market analysis, CEP invests the Fund's assets primarily in bonds with 7-to 30-year maturities. For the fixed income portion of the
Fund, CEP typically:

  •    Determines sector weightings based on the relative attractiveness of corporates, mortgages, agencies, and Treasuries using fundamental and quantitative analysis.

  •    Selects securities by analyzing bonds within their peer group and choosing the most favorable issuers from a risk/return standpoint based on proprietary research.

  •    Maintains durations within a range of plus or minus 10% of the Fund's fixed income benchmark.

The Fund may invest more than 65% of its total assets in stocks if CEP considers conditions in the stock market to be more favorable than those in the bond market, and the Fund may invest more than 25% of its total assets in fixed income securities if CEP considers conditions in the bond market to be more favorable than those in the stock market.

PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Credit Risk- the issuer of bonds or other debt securities may not be able to meet interest or principal payments when the bonds or other debt securities come due.

Currency Risk-fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Foreign Securities Risk-securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Growth Stock Risk-growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

High Yield Risk-below-investment grade debt securities and unrated securities of similar credit quality (commonly known as "junk bonds" or "high yield securities") may be subject to greater levels of interest rate, credit, and liquidity risk.

Interest Rate Risk-fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Large-Capitalization Stock Risk-the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of domestic and foreign securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Mid-Capitalization Stock Risk-the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Political Risk-changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Prepayment Risk-many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk-investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

U.S. Government Securities Risk-obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as
Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as
Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage
Corporation ("FHLMC"), and Federal Home Loan Banks ("FHLBs") are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S.
Treasury. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support.

Value Stock Risk-value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

PERFORMANCE
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broadly based securities market index. Annual returns shown in the bar chart do not reflect front end or deferred sales charges (loads), and if these amounts were reflected, returns would be less than those shown. Maximum sales charges (loads)
are reflected in the annual returns table. As always, past performance of the
Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit
www.managersinvest.com or call 800.835.3879.

Calendar Year Total Returns as of 12/31/10 (Class A)

Best Quarter: 12.03% (2nd Quarter 2009)

Worst Quarter: -9.69% (4th Quarter 2008)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only, and after-tax returns for other share classes will vary.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns Managers AMG Chicago Equity Partners Balanced Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes	4.76%	4.01%	3.49%
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	4.41%	3.50%	2.91%
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	3.29%	3.20%	2.70%
Class B	Class B Return Before Taxes	5.28%	4.13%	3.46%
Class C	Class C Return Before Taxes	9.27%	4.46%	3.45%
Institutional Class	Institutional Class Return Before Taxes	11.42%	5.50%	4.49%
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
Russell 1000 �� Index	Russell 1000�� Index (reflects no deduction for fees, expenses, or taxes)	16.10%	2.59%	1.83%
Composite Index (composed of 60% Russell 1000 Index & 40% Barclays Capital U.S. Aggregate Bond Index)	Composite Index (composed of 60% Russell 1000 Index & 40% Barclays Capital U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses, or taxes)	12.72%	4.74%	4.09%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Managers AMG Chicago Equity Partners Balanced Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Managers AMG Chicago Equity Partners Balanced Fund's (the "Fund" or "CEP
Balanced Fund") investment objective is to achieve a high total investment return, consistent with the preservation of capital and prudent economic risk.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest, at least  $25,000 in
Class A shares of funds offered by the Managers Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charge Reductions and Waivers" on page 19 of the
Fund's prospectus and "Reductions and Waivers of Sales Charges" on page 72 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 97%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest, at least $25,000 in Class A shares of funds offered by the Managers Family of Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
Expense Example, Heading	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through May 1, 2012.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	The figures shown above for Class A and Institutional Class shares would be the same whether you sold your shares at the end of a period or kept them. For Class B and Class C shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will ordinarily invest 50-65% of its total assets in equity securities and invests the remainder in bonds and other fixed income securities, as well as cash or cash equivalents.

The Fund will invest at least 25% of its total assets in equity securities. The equity portion of the Fund is invested primarily in a diversified portfolio of
U.S. common stocks, as well as other U.S. and foreign securities, including convertible securities and warrants. Normally, the equity portion of the Fund will focus on large- (generally determined by reference to the capitalization of companies in the Russell 1000® Index) and medium-sized (generally determined by reference to the capitalization of companies in the Russell Midcap® Index)
companies which will generally be listed on the New York or American Stock
Exchanges or on NASDAQ and widely held among a large number of investors. As of
December 31, 2010, the range of market capitalizations for the Russell 1000 ®
Index and Russell Midcap® Index were  $251.2 million to  $368.7 billion and  $251.2 million to  $21.8 billion, respectively. For equity investments, Chicago Equity
Partners, LLC ("CEP") typically:

  •    Utilizes a proprietary, multi-factor ranking system encompassing momentum, value, and quality factors to identify attractive stocks.

  •    Constructs portfolios that are generally neutral in terms of style tilts, industry weightings, and market capitalization.

The Fund will invest at least 25% of its total assets in fixed income securities. The fixed income portion of the Fund will invest in a wide range of domestic and foreign fixed income securities, such as bonds, including securities not based on the U.S. dollar. The majority of the Fund's foreign investments may be in "Yankee bonds" (bonds payable in U.S. dollars that are issued in the United States by foreign banks and corporations). The Fund may also invest up to 25% of its total assets in below-investment grade securities
(those rated Ba1/BB+ or lower by Moody's Investors Service, Inc. ("Moody's") or
Standard & Poors ("S&P"), respectively)that the Fund's Subadvisor, CEP, believes do not involve undue risk to income or principal. The lowest credit-rating categories in which the Fund invests are Caa/CCC (as rated by Moody's/S&P). Incorporating fundamental, "bottom-up" credit and market analysis, CEP invests the Fund's assets primarily in bonds with 7-to 30-year maturities. For the fixed income portion of the
Fund, CEP typically:

  •    Determines sector weightings based on the relative attractiveness of corporates, mortgages, agencies, and Treasuries using fundamental and quantitative analysis.

  •    Selects securities by analyzing bonds within their peer group and choosing the most favorable issuers from a risk/return standpoint based on proprietary research.

  •    Maintains durations within a range of plus or minus 10% of the Fund's fixed income benchmark.

The Fund may invest more than 65% of its total assets in stocks if CEP considers conditions in the stock market to be more favorable than those in the bond market, and the Fund may invest more than 25% of its total assets in fixed income securities if CEP considers conditions in the bond market to be more favorable than those in the stock market.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Credit Risk- the issuer of bonds or other debt securities may not be able to meet interest or principal payments when the bonds or other debt securities come due.

Currency Risk-fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Foreign Securities Risk-securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Growth Stock Risk-growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

High Yield Risk-below-investment grade debt securities and unrated securities of similar credit quality (commonly known as "junk bonds" or "high yield securities") may be subject to greater levels of interest rate, credit, and liquidity risk.

Interest Rate Risk-fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Large-Capitalization Stock Risk-the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of domestic and foreign securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Mid-Capitalization Stock Risk-the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Political Risk-changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Prepayment Risk-many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk-investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

U.S. Government Securities Risk-obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as
Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as
Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage
Corporation ("FHLMC"), and Federal Home Loan Banks ("FHLBs") are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S.
Treasury. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support.

Value Stock Risk-value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broadly based securities market index. Annual returns shown in the bar chart do not reflect front end or deferred sales charges (loads), and if these amounts were reflected, returns would be less than those shown. Maximum sales charges (loads)
are reflected in the annual returns table. As always, past performance of the
Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit
www.managersinvest.com or call 800.835.3879.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broadly based securities market index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.835.3879
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.managersinvest.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/10 (Class A)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Annual returns shown in the bar chart do not reflect front end or deferred sales charges (loads), and if these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 12.03% (2nd Quarter 2009)

Worst Quarter: -9.69% (4th Quarter 2008)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only, and after-tax returns for other share classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only, and after-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Balanced Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Managers Investment Group LLC (The "Investment Manager") has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.25%, 2.00%, 2.00%, and 1.00% of the average daily net assets of the Class A, Class B, Class C, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.69%)
Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Balanced Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Managers Investment Group LLC (The "Investment Manager") has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.25%, 2.00%, 2.00%, and 1.00% of the average daily net assets of the Class A, Class B, Class C, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances.
Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Balanced Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Managers Investment Group LLC (The "Investment Manager") has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.25%, 2.00%, 2.00%, and 1.00% of the average daily net assets of the Class A, Class B, Class C, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances.
Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary) | Managers AMG Chicago Equity Partners Balanced Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Managers Investment Group LLC (The "Investment Manager") has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.25%, 2.00%, 2.00%, and 1.00% of the average daily net assets of the Class A, Class B, Class C, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances.
Managers AMG Chicago Equity Partners Balanced Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Managers AMG Chicago Equity Partners Balanced Fund | Russell 1000 �� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.83%
Managers AMG Chicago Equity Partners Balanced Fund | Composite Index (composed of 60% Russell 1000 Index & 40% Barclays Capital U.S. Aggregate Bond Index)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Composite Index (composed of 60% Russell 1000 Index & 40% Barclays Capital U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.09%
Managers AMG Chicago Equity Partners Balanced Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.26%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	696
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,061
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,450
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,537
Annual Return 2001	rr_AnnualReturn2001	(6.40%)
Annual Return 2002	rr_AnnualReturn2002	(12.50%)
Annual Return 2003	rr_AnnualReturn2003	23.90%
Annual Return 2004	rr_AnnualReturn2004	9.40%
Annual Return 2005	rr_AnnualReturn2005	4.20%
Annual Return 2006	rr_AnnualReturn2006	13.70%
Annual Return 2007	rr_AnnualReturn2007	4.60%
Annual Return 2008	rr_AnnualReturn2008	(18.70%)
Annual Return 2009	rr_AnnualReturn2009	20.10%
Annual Return 2010	rr_AnnualReturn2010	11.10%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.49%
Managers AMG Chicago Equity Partners Balanced Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.91%
Managers AMG Chicago Equity Partners Balanced Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.70%
Managers AMG Chicago Equity Partners Balanced Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.56%	[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	2.01%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	704
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,044
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,511
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,604
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	744
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,311
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,604
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.46%
Managers AMG Chicago Equity Partners Balanced Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.56%	[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	2.01%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	304
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	744
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,311
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,854
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	744
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,311
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,854
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.45%
Managers AMG Chicago Equity Partners Balanced Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.01%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	439
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	798
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,810
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.49%

[1]	For purchases of Class A shares of $1 million or more that are not assessed a sales charge at the time of purchase, you will be charged a 1% fee on shares redeemed or exchanged for shares not subject to an initial sales charge within the first 18 months of purchase.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[3]	Managers Investment Group LLC (The "Investment Manager") has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.25%, 2.00%, 2.00%, and 1.00% of the average daily net assets of the Class A, Class B, Class C, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

Managers High Yield Fund (Prospectus Summary) | Managers High Yield Fund
Managers High Yield Fund
INVESTMENT OBJECTIVE
The Managers High Yield Fund's (the "Fund" or "High Yield Fund") investment objective is to achieve a high level of current income, with a secondary objective of capital appreciation.

FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest, at least  $25,000 in
Class A shares of funds offered by the Managers Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charge Reductions and Waivers" on page 19 of the
Fund's prospectus and "Reductions and Waivers of Sales Charges" on page 72 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Managers High Yield Fund	Class A		Class B	Class C	Institutional Class
Maximum Sales Charge(Load) Imposed on Purchases (as a percentage of the offering price)	4.25%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	none	[1]	5.00%	1.00%	none
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	2.00%		2.00%	2.00%	2.00%
[1]	For purchases of Class A shares of $1 million or more that are not assessed a sales charge at the time of purchase, you will be charged a 1% fee on shares redeemed or exchanged for shares not subject to an initial sales charge within the first 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Managers High Yield Fund		Class A	Class B	Class C	Institutional Class
Management Fee		0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fee		0.25%	1.00%	1.00%	none
Other Expenses		0.83%	0.83%	0.83%	0.83%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.79%	2.54%	2.54%	1.54%
Fee Waiver and Expense Reimbursements	[2]	(0.63%)	(0.63%)	(0.63%)	(0.63%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	1.16%	1.91%	1.91%	0.91%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.15%, 1.90%, 1.90%, and 0.90% of the average daily net assets of the Class A, Class B, Class C, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through May 1, 2012.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example Managers High Yield Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	538	906	1,297	2,391
Class B	694	1,031	1,494	2,567
Class C	294	731	1,294	2,828
Institutional Class	93	425	780	1,781

The figures shown above for Class A and Institutional Class shares would be the same whether you sold your shares at the end of a period or kept them. For Class B and Class C shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Managers High Yield Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	194	731	1,294	2,567
Class C	194	731	1,294	2,828

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 60%
of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective of a high level of current income, with a secondary objective of capital appreciation, by investing in a portfolio of below investment grade bonds (those rated Ba1/BB+ or lower by
Moody's Investors Service, Inc. ("Moody's")/Standard & Poor's Corporation
("S&P")). Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in below-investment-grade bonds.

The Fund may also invest in any of the following: corporate debt securities and preferred stock; zero-coupon bonds and other deferred interest securities that do not pay periodic interest; convertible securities; restricted securities;
cash or cash equivalents, such as certificates of deposit or money market funds;
money market instruments, such as bankers' acceptances, commercial paper and repurchase agreements; securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, such as the Federal Home Loan Bank and the
Student Loan Marketing Association; common stocks; and stocks and bonds of foreign issuers, including issuers in emerging markets. The Fund may invest up to 15% of its total assets in derivatives such as options, futures contracts, or swap agreements, including, but not limited to, credit default swaps.

PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Asset-Backed and Mortgage-Backed Securities Risk-asset-backed and mortgage-backed securities investments involve risk of loss due to prepayments that occur earlier or later than expected or due to default.

Credit and Counterparty Risk-the issuer of bonds or other debt securities or a counterparty to a derivatives contract may not be able to meet interest, principal or settlement payments or otherwise honor its obligations.

Currency Risk-fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Derivatives Risk-the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Foreign Securities Risk-securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

High Yield Risk-below-investment grade debt securities and unrated securities of similar credit quality (commonly known as "junk bonds" or "high yield securities") may be subject to greater levels of interest rate, credit, and liquidity risk.

Inflation Risk-the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk-fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of domestic and foreign securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Political Risk-changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Prepayment Risk-many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk-investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

Restricted Securities Risk-it may be difficult to find a buyer for restricted securities and the selling price may be less than originally anticipated.

U.S. Government Securities Risk-obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as
Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as
Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage
Corporation ("FHLMC"), and Federal Home Loan Banks ("FHLBs") are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S.
Treasury. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support.

PERFORMANCE
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broadly based securities market index. Annual returns shown in the bar chart do not reflect front end or deferred sales charges (loads), and if these amounts were reflected, returns would be less than shown. Maximum sales charges (loads) are reflected in the annual returns table. As always, past performance of the Fund
(before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit
www.managersinvest.com or call 800.835.3879.

Calendar Year Total Returns as of 12/31/10 (Class A)

Best Quarter: 24.77% (2nd Quarter 2009)

Worst Quarter: -21.62% (4th Quarter 2008)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only, and after-tax returns for other share classes will vary.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns Managers High Yield Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes	9.29%	5.99%	7.69%
Class B	Class B Return Before Taxes	8.40%	5.73%	7.41%
Class C	Class C Return Before Taxes	12.42%	6.07%	7.44%
Institutional Class	Institutional Class Return Before Taxes	14.58%	7.24%	8.58%
After Taxes on Distributions Class A	Class A Return After Taxes on Distributions	6.24%	3.04%	4.49%
After Taxes on Distributions and Sales Class A	Class A Return After Taxes on Distributions and Sale of Fund Shares	5.90%	3.29%	4.57%
Barclays Capital U.S. Corporate High Yield Index	Barclays Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses, or taxes)	15.12%	8.91%	8.88%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Managers High Yield Fund (Prospectus Summary) | Managers High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Managers High Yield Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Managers High Yield Fund's (the "Fund" or "High Yield Fund") investment objective is to achieve a high level of current income, with a secondary objective of capital appreciation.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest, at least  $25,000 in
Class A shares of funds offered by the Managers Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charge Reductions and Waivers" on page 19 of the
Fund's prospectus and "Reductions and Waivers of Sales Charges" on page 72 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 60%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest, at least $25,000 in Class A shares of funds offered by the Managers Family of Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
Expense Example, Heading	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through May 1, 2012.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	The figures shown above for Class A and Institutional Class shares would be the same whether you sold your shares at the end of a period or kept them. For Class B and Class C shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective of a high level of current income, with a secondary objective of capital appreciation, by investing in a portfolio of below investment grade bonds (those rated Ba1/BB+ or lower by
Moody's Investors Service, Inc. ("Moody's")/Standard & Poor's Corporation
("S&P")). Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in below-investment-grade bonds.

The Fund may also invest in any of the following: corporate debt securities and preferred stock; zero-coupon bonds and other deferred interest securities that do not pay periodic interest; convertible securities; restricted securities;
cash or cash equivalents, such as certificates of deposit or money market funds;
money market instruments, such as bankers' acceptances, commercial paper and repurchase agreements; securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, such as the Federal Home Loan Bank and the
Student Loan Marketing Association; common stocks; and stocks and bonds of foreign issuers, including issuers in emerging markets. The Fund may invest up to 15% of its total assets in derivatives such as options, futures contracts, or swap agreements, including, but not limited to, credit default swaps.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Asset-Backed and Mortgage-Backed Securities Risk-asset-backed and mortgage-backed securities investments involve risk of loss due to prepayments that occur earlier or later than expected or due to default.

Credit and Counterparty Risk-the issuer of bonds or other debt securities or a counterparty to a derivatives contract may not be able to meet interest, principal or settlement payments or otherwise honor its obligations.

Currency Risk-fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Derivatives Risk-the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Foreign Securities Risk-securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

High Yield Risk-below-investment grade debt securities and unrated securities of similar credit quality (commonly known as "junk bonds" or "high yield securities") may be subject to greater levels of interest rate, credit, and liquidity risk.

Inflation Risk-the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk-fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of domestic and foreign securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Political Risk-changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Prepayment Risk-many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk-investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

Restricted Securities Risk-it may be difficult to find a buyer for restricted securities and the selling price may be less than originally anticipated.

U.S. Government Securities Risk-obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as
Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as
Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage
Corporation ("FHLMC"), and Federal Home Loan Banks ("FHLBs") are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S.
Treasury. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broadly based securities market index. Annual returns shown in the bar chart do not reflect front end or deferred sales charges (loads), and if these amounts were reflected, returns would be less than shown. Maximum sales charges (loads) are reflected in the annual returns table. As always, past performance of the Fund
(before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit
www.managersinvest.com or call 800.835.3879.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broadly based securities market index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.835.3879
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.managersinvest.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/10 (Class A)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Annual returns shown in the bar chart do not reflect front end or deferred sales charges (loads), and if these amounts were reflected, returns would be less than shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 24.77% (2nd Quarter 2009)

Worst Quarter: -21.62% (4th Quarter 2008)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only, and after-tax returns for other share classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only, and after-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
Managers High Yield Fund (Prospectus Summary) | Managers High Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.15%, 1.90%, 1.90%, and 0.90% of the average daily net assets of the Class A, Class B, Class C, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.62%)
Managers High Yield Fund (Prospectus Summary) | Managers High Yield Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.15%, 1.90%, 1.90%, and 0.90% of the average daily net assets of the Class A, Class B, Class C, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances.
Managers High Yield Fund (Prospectus Summary) | Managers High Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.15%, 1.90%, 1.90%, and 0.90% of the average daily net assets of the Class A, Class B, Class C, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances.
Managers High Yield Fund (Prospectus Summary) | Managers High Yield Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.15%, 1.90%, 1.90%, and 0.90% of the average daily net assets of the Class A, Class B, Class C, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances.
Managers High Yield Fund | Barclays Capital U.S. Corporate High Yield Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.88%
Managers High Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge(Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.83%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%	[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.16%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	538
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	906
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,297
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,391
Annual Return 2001	rr_AnnualReturn2001	4.80%
Annual Return 2002	rr_AnnualReturn2002	1.90%
Annual Return 2003	rr_AnnualReturn2003	29.70%
Annual Return 2004	rr_AnnualReturn2004	10.60%
Annual Return 2005	rr_AnnualReturn2005	2.40%
Annual Return 2006	rr_AnnualReturn2006	11.10%
Annual Return 2007	rr_AnnualReturn2007	2.30%
Annual Return 2008	rr_AnnualReturn2008	(29.80%)
Annual Return 2009	rr_AnnualReturn2009	53.40%
Annual Return 2010	rr_AnnualReturn2010	14.20%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.69%
Managers High Yield Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.49%
Managers High Yield Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.57%
Managers High Yield Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge(Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.83%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.54%	[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.91%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	694
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,031
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,494
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,567
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	194
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	731
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,294
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,567
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.41%
Managers High Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge(Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.83%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.54%	[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.91%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	294
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	731
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,294
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,828
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	194
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	731
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,294
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,828
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.44%
Managers High Yield Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge(Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.83%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.91%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	780
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,781
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.58%

[1]	For purchases of Class A shares of $1 million or more that are not assessed a sales charge at the time of purchase, you will be charged a 1% fee on shares redeemed or exchanged for shares not subject to an initial sales charge within the first 18 months of purchase.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[3]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.15%, 1.90%, 1.90%, and 0.90% of the average daily net assets of the Class A, Class B, Class C, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

Managers Fixed Income Fund (Prospectus Summary) | Managers Fixed Income Fund
Managers Fixed Income Fund
INVESTMENT OBJECTIVE
The Managers Fixed Income Fund's (the "Fund" or "Fixed Income Fund") investment objective is to achieve the highest level of income as is consistent with the preservation of capital.

FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest, at least  $25,000 in
Class A shares of funds offered by the Managers Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charge Reductions and Waivers" on page 19 of the
Fund's prospectus and "Reductions and Waivers of Sales Charges" on page 72 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Managers Fixed Income Fund	Class A		Class B	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	4.25%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	none	[1]	5.00%	1.00%	none
[1]	For purchases of Class A shares of $1 million or more that are not assessed a sales charge at the time of purchase, you will be charged a 1% fee on shares redeemed or exchanged for shares not subject to an initial sales charge within the first 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Managers Fixed Income Fund		Class A	Class B	Class C	Institutional Class
Management Fee		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fee		0.25%	1.00%	1.00%	none
Other Expenses		0.37%	0.37%	0.37%	0.37%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[1]	1.09%	1.84%	1.84%	0.84%
Fee Waiver and Expense Reimbursements	[2]	(0.23%)	(0.23%)	(0.23%)	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	0.86%	1.61%	1.61%	0.61%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 0.84%, 1.59%, 1.59%, and 0.59% of the average daily net assets of the Class A, Class B, Class C, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through May 1, 2012.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example Managers Fixed Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	509	735	979	1,677
Class B	664	856	1,174	1,913
Class C	264	556	974	2,140
Institutional Class	62	245	443	1,016

The figures shown above for Class A and Institutional Class shares would be the same whether you sold your shares at the end of a period or kept them. For Class B and Class C shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Managers Fixed Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	164	556	974	1,913
Class C	164	556	974	2,140

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 23%
of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing in a diversified portfolio of fixed income securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities of
U.S. and foreign issuers.

The Fund may invest in debt securities issued by any of the following: public and private U.S. companies; foreign companies; the U.S. government and its agencies, such as the Federal Home Loan Bank; state and local governments issuing taxable municipal securities; and foreign governments, their agencies and instrumentalities, including issuers in emerging markets. The Fund may also invest in asset-backed debt securities. With respect to the portion of the Fund invested in debt securities, up to 20% of the Fund's assets may be invested in below-investment-grade securities (those rated Ba1/BB+ or lower by Moody's
Investors Service, Inc. ("Moody's")/Standard & Poor's Corporation ("S&P")).
While the Fund may purchase debt securities of any maturity, the Fund will primarily invest in debt securities with 7- to 15-year maturities. The average maturity of debt securities in the Fund's portfolio may, however, be shorter or longer depending on market conditions.

The Fund may invest up to 20% of its net assets in equity securities of any capitalization range, including foreign and domestic common and preferred stocks, as well as warrants and other equity instruments.

PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Asset-Backed and Mortgage-Backed Securities Risk-asset-backed and mortgage-backed securities investments involve risk of loss due to prepayments that occur earlier or later than expected or due to default.

Credit and Counterparty Risk-the issuer of bonds or other debt securities may not be able to meet interest or principal payments when the bonds become due.

Currency Risk-fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Derivatives Risk-the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Emerging Markets Risk-investments in emerging markets securities can be subject to the general risks of foreign securities, as well as additional risks which can result in greater price volatility.

Foreign Securities Risk-securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

High Yield Risk-below-investment grade debt securities and unrated securities of similar credit quality (commonly known as "junk bonds" or "high yield securities") may be subject to greater levels of interest rate, credit, and liquidity risk.

Inflation Risk-the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk-fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of domestic and foreign securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Municipal Market Risk-factors unique to the municipal bond market may negatively affect the value of municipal bonds.

Political Risk-changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Prepayment Risk-many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk-investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

U.S. Government Securities Risk-obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as
Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as
Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage
Corporation ("FHLMC"), and Federal Home Loan Banks ("FHLBs") are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S.
Treasury. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support.

PERFORMANCE
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broadly based securities market index. Annual returns shown in the bar chart do not reflect front end or deferred sales charges (loads), and if these amounts were reflected, returns would be less than shown. Maximum sales charges (loads) are reflected in the annual returns table. As always, past performance of the Fund
(before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit
www.managersinvest.com or call 800.835.3879.

Calendar Year Total Returns as of 12/31/10 (Class A)

Best Quarter: 11.11% (2nd Quarter 2009)

Worst Quarter: -8.58% (3rd Quarter 2008)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only, and after-tax returns for other share classes will vary.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns Managers Fixed Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes	5.39%	5.60%	6.04%
Class B	Class B Return Before Taxes	4.26%	5.40%	5.82%
Class C	Class C Return Before Taxes	8.22%	5.72%	5.82%
Institutional Class	Institutional Class Return Before Taxes	10.29%	6.78%	6.87%
After Taxes on Distributions Class A	Class A Return After Taxes on Distributions	3.84%	3.73%	4.05%
After Taxes on Distributions and Sales Class A	Class A Return After Taxes on Distributions and Sale of Fund Shares	3.47%	3.65%	3.95%
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Managers Fixed Income Fund (Prospectus Summary) | Managers Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Managers Fixed Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Managers Fixed Income Fund's (the "Fund" or "Fixed Income Fund") investment objective is to achieve the highest level of income as is consistent with the preservation of capital.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest, at least  $25,000 in
Class A shares of funds offered by the Managers Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charge Reductions and Waivers" on page 19 of the
Fund's prospectus and "Reductions and Waivers of Sales Charges" on page 72 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 23%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest, at least $25,000 in Class A shares of funds offered by the Managers Family of Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses o the Fund and do not include fees and expenses of any acquired fund
Expense Example, Heading	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through May 1, 2012.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	The figures shown above for Class A and Institutional Class shares would be the same whether you sold your shares at the end of a period or kept them. For Class B and Class C shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in a diversified portfolio of fixed income securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities of
U.S. and foreign issuers.

The Fund may invest in debt securities issued by any of the following: public and private U.S. companies; foreign companies; the U.S. government and its agencies, such as the Federal Home Loan Bank; state and local governments issuing taxable municipal securities; and foreign governments, their agencies and instrumentalities, including issuers in emerging markets. The Fund may also invest in asset-backed debt securities. With respect to the portion of the Fund invested in debt securities, up to 20% of the Fund's assets may be invested in below-investment-grade securities (those rated Ba1/BB+ or lower by Moody's
Investors Service, Inc. ("Moody's")/Standard & Poor's Corporation ("S&P")).
While the Fund may purchase debt securities of any maturity, the Fund will primarily invest in debt securities with 7- to 15-year maturities. The average maturity of debt securities in the Fund's portfolio may, however, be shorter or longer depending on market conditions.

The Fund may invest up to 20% of its net assets in equity securities of any capitalization range, including foreign and domestic common and preferred stocks, as well as warrants and other equity instruments.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Asset-Backed and Mortgage-Backed Securities Risk-asset-backed and mortgage-backed securities investments involve risk of loss due to prepayments that occur earlier or later than expected or due to default.

Credit and Counterparty Risk-the issuer of bonds or other debt securities may not be able to meet interest or principal payments when the bonds become due.

Currency Risk-fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Derivatives Risk-the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Emerging Markets Risk-investments in emerging markets securities can be subject to the general risks of foreign securities, as well as additional risks which can result in greater price volatility.

Foreign Securities Risk-securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

High Yield Risk-below-investment grade debt securities and unrated securities of similar credit quality (commonly known as "junk bonds" or "high yield securities") may be subject to greater levels of interest rate, credit, and liquidity risk.

Inflation Risk-the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk-fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of domestic and foreign securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Municipal Market Risk-factors unique to the municipal bond market may negatively affect the value of municipal bonds.

Political Risk-changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Prepayment Risk-many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk-investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

U.S. Government Securities Risk-obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as
Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as
Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage
Corporation ("FHLMC"), and Federal Home Loan Banks ("FHLBs") are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S.
Treasury. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broadly based securities market index. Annual returns shown in the bar chart do not reflect front end or deferred sales charges (loads), and if these amounts were reflected, returns would be less than shown. Maximum sales charges (loads) are reflected in the annual returns table. As always, past performance of the Fund
(before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit
www.managersinvest.com or call 800.835.3879.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broadly based securities market index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.835.3879
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.managersinvest.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/10 (Class A)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Annual returns shown in the bar chart do not reflect front end or deferred sales charges (loads), and if these amounts were reflected, returns would be less than shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 11.11% (2nd Quarter 2009)

Worst Quarter: -8.58% (3rd Quarter 2008)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only, and after-tax returns for other share classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only, and after-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
Managers Fixed Income Fund (Prospectus Summary) | Managers Fixed Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes,interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 0.84%, 1.59%, 1.59%, and 0.59% of the average daily net assets of the Class A, Class B, Class C, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.58%)
Managers Fixed Income Fund (Prospectus Summary) | Managers Fixed Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes,interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 0.84%, 1.59%, 1.59%, and 0.59% of the average daily net assets of the Class A, Class B, Class C, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances.
Managers Fixed Income Fund (Prospectus Summary) | Managers Fixed Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 0.84%, 1.59%, 1.59%, and 0.59% of the average daily net assets of the Class A, Class B, Class C, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances.
Managers Fixed Income Fund (Prospectus Summary) | Managers Fixed Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 0.84%, 1.59%, 1.59%, and 0.59% of the average daily net assets of the Class A, Class B, Class C, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances.
Managers Fixed Income Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Managers Fixed Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.86%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	509
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	735
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	979
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,677
Annual Return 2001	rr_AnnualReturn2001	8.70%
Annual Return 2002	rr_AnnualReturn2002	5.10%
Annual Return 2003	rr_AnnualReturn2003	10.70%
Annual Return 2004	rr_AnnualReturn2004	5.40%
Annual Return 2005	rr_AnnualReturn2005	2.70%
Annual Return 2006	rr_AnnualReturn2006	7.10%
Annual Return 2007	rr_AnnualReturn2007	5.50%
Annual Return 2008	rr_AnnualReturn2008	(10.50%)
Annual Return 2009	rr_AnnualReturn2009	23.10%
Annual Return 2010	rr_AnnualReturn2010	10.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.04%
Managers Fixed Income Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.05%
Managers Fixed Income Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.95%
Managers Fixed Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.61%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	664
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	856
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,174
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,913
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	164
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	556
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	974
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,913
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.82%
Managers Fixed Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.61%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	264
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	556
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	974
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,140
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	164
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	556
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	974
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,140
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.82%
Managers Fixed Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.61%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	62
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	245
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	443
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,016
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.87%

[1]	For purchases of Class A shares of $1 million or more that are not assessed a sales charge at the time of purchase, you will be charged a 1% fee on shares redeemed or exchanged for shares not subject to an initial sales charge within the first 18 months of purchase.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[3]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 0.84%, 1.59%, 1.59%, and 0.59% of the average daily net assets of the Class A, Class B, Class C, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

Managers Short Duration Government Fund (Prospectus Summary) | Managers Short Duration Government Fund
Managers Short Duration Government Fund
INVESTMENT OBJECTIVE
The Managers Short Duration Government Fund's (the "Fund" or "Short Duration
Government Fund") investment objective is to provide investors with a high level of current income, consistent with a low volatility of net asset value.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Managers Short Duration Government Fund
Management Fee		0.70%
Distribution and Service (12b-1) Fee		none
Other Expenses		0.12%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	0.84%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Managers Short Duration Government Fund	86	268	466	1,037

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 116%
of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by typically seeking to match the duration, or interest rate risk, of a portfolio that invests exclusively in six-month U.S. Treasury securities on a constant maturity basis.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds (debt securities) issued by the U.S. Government or its agencies and instrumentalities and synthetic instruments or derivatives having economic characteristics similar to such debt securities.

The Fund will seek to minimize credit risk by investing in securities of the highest credit quality. In addition, as a matter of fundamental policy, the Fund will limit purchases to securities from the following classes of assets:
securities issued directly or guaranteed by the U.S. Government or its agencies or instrumentalities; mortgage-backed securities rated AAA by Standard & Poor's
Corporation ("S&P") or Aaa by Moody's Investors Service, Inc. ("Moody's");
securities fully collateralized by assets in either of the above classes; and
hedge instruments and stripped mortgage-backed securities, which may only be used for risk management purposes.

The Fund typically employs hedging techniques, such as interest rate futures, options, caps, floors, and swaps, which are designed to reduce the interest rate risk of its fixed income securities. The Fund may employ leverage by using reverse repurchase agreements, dollar rolls and other borrowings, or through the use of when-issued, delayed-delivery or forward commitment transactions, or other derivatives.

The Fund will not purchase a put or call option on U.S. Government securities or mortgage-backed securities if, as a result of such purchase, more than 10% of its total assets would be invested in such options. The Fund will engage in over-the-counter option transactions only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. The Fund will only sell options that are covered.

PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Asset-Backed and Mortgage-Backed Securities Risk-asset-backed and mortgage-backed securities investments involve risk of loss due to prepayments that occur earlier or later than expected or due to default.

Basis Risk-changes in the value of a hedge transaction may not completely offset changes in the value of the assets and liabilities being hedged.

Credit and Counterparty Risk-the issuer of bonds or other debt securities or a counterparty to a derivatives contract may not be able to meet interest, principal or settlement payments or otherwise honor its obligations.

Derivatives Risk-the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Hedging Risk-there is no guarantee that hedging strategies will be successful.

Inflation Risk-the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk-fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Leverage Risk-borrowing, and some derivative investments such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Prepayment Risk-many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk-investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

U.S. Government Securities Risk-obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as
Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as
Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage
Corporation ("FHLMC"), and Federal Home Loan Banks ("FHLBs") are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S.
Treasury. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support.

PERFORMANCE
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes)
is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call
800.835.3879.

Calendar Year Total Returns as of 12/31/10

Best Quarter: 2.50% (1st Quarter 2001)

Worst Quarter: -2.18% (4th Quarter 2008)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Managers Short Duration Government Fund	Return Before Taxes	1.58%	3.25%	3.52%
Managers Short Duration Government Fund After Taxes on Distributions	Return After Taxes on Distributions	1.06%	2.08%	2.22%
Managers Short Duration Government Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.02%	2.09%	2.23%
Managers Short Duration Government Fund Merrill Lynch Six-Month U.S. T-Bill index	Merrill Lynch Six-Month U.S. T-Bill index (reflects no deduction for fees, expenses, or taxes)	0.36%	2.97%	2.78%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Managers Short Duration Government Fund (Prospectus Summary) | Managers Short Duration Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Managers Short Duration Government Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Managers Short Duration Government Fund's (the "Fund" or "Short Duration
Government Fund") investment objective is to provide investors with a high level of current income, consistent with a low volatility of net asset value.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 116%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
Expense Example, Heading	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by typically seeking to match the duration, or interest rate risk, of a portfolio that invests exclusively in six-month U.S. Treasury securities on a constant maturity basis.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds (debt securities) issued by the U.S. Government or its agencies and instrumentalities and synthetic instruments or derivatives having economic characteristics similar to such debt securities.

The Fund will seek to minimize credit risk by investing in securities of the highest credit quality. In addition, as a matter of fundamental policy, the Fund will limit purchases to securities from the following classes of assets:
securities issued directly or guaranteed by the U.S. Government or its agencies or instrumentalities; mortgage-backed securities rated AAA by Standard & Poor's
Corporation ("S&P") or Aaa by Moody's Investors Service, Inc. ("Moody's");
securities fully collateralized by assets in either of the above classes; and
hedge instruments and stripped mortgage-backed securities, which may only be used for risk management purposes.

The Fund typically employs hedging techniques, such as interest rate futures, options, caps, floors, and swaps, which are designed to reduce the interest rate risk of its fixed income securities. The Fund may employ leverage by using reverse repurchase agreements, dollar rolls and other borrowings, or through the use of when-issued, delayed-delivery or forward commitment transactions, or other derivatives.

The Fund will not purchase a put or call option on U.S. Government securities or mortgage-backed securities if, as a result of such purchase, more than 10% of its total assets would be invested in such options. The Fund will engage in over-the-counter option transactions only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. The Fund will only sell options that are covered.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Asset-Backed and Mortgage-Backed Securities Risk-asset-backed and mortgage-backed securities investments involve risk of loss due to prepayments that occur earlier or later than expected or due to default.

Basis Risk-changes in the value of a hedge transaction may not completely offset changes in the value of the assets and liabilities being hedged.

Credit and Counterparty Risk-the issuer of bonds or other debt securities or a counterparty to a derivatives contract may not be able to meet interest, principal or settlement payments or otherwise honor its obligations.

Derivatives Risk-the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Hedging Risk-there is no guarantee that hedging strategies will be successful.

Inflation Risk-the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk-fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Leverage Risk-borrowing, and some derivative investments such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Prepayment Risk-many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk-investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

U.S. Government Securities Risk-obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as
Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as
Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage
Corporation ("FHLMC"), and Federal Home Loan Banks ("FHLBs") are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S.
Treasury. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes)
is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call
800.835.3879.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.835.3879
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.managersinvest.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/10
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 2.50% (1st Quarter 2001)

Worst Quarter: -2.18% (4th Quarter 2008)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Managers Short Duration Government Fund (Prospectus Summary) | Managers Short Duration Government Fund | Managers Short Duration Government Fund
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.18%)
Managers Short Duration Government Fund | Merrill Lynch Six-Month U.S. T-Bill index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Merrill Lynch Six-Month U.S. T-Bill index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.78%
Managers Short Duration Government Fund | Managers Short Duration Government Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,037
Annual Return 2001	rr_AnnualReturn2001	7.50%
Annual Return 2002	rr_AnnualReturn2002	4.10%
Annual Return 2003	rr_AnnualReturn2003	2.50%
Annual Return 2004	rr_AnnualReturn2004	2.00%
Annual Return 2005	rr_AnnualReturn2005	2.80%
Annual Return 2006	rr_AnnualReturn2006	4.50%
Annual Return 2007	rr_AnnualReturn2007	5.00%
Annual Return 2008	rr_AnnualReturn2008	(1.20%)
Annual Return 2009	rr_AnnualReturn2009	6.50%
Annual Return 2010	rr_AnnualReturn2010	1.60%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.52%
Managers Short Duration Government Fund | Managers Short Duration Government Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.22%
Managers Short Duration Government Fund | Managers Short Duration Government Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.23%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

Managers Intermediate Duration Government Fund (Prospectus Summary) | Managers Intermediate Duration Government Fund
Managers Intermediate Duration Government Fund
INVESTMENT OBJECTIVE
The Managers Intermediate Duration Government Fund's (the "Fund" or
"Intermediate Duration Government Fund") investment objective is to provide investors with a total return in excess of the total return of the major market indices for mortgage-backed securities.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Managers Intermediate Duration Government Fund
Management Fee		0.70%
Distribution and Service (12b-1) Fee		none
Other Expenses		0.26%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.97%
Fee Waiver and Expense Reimbursements	[2]	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	0.90%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, brokerage com-missions, acquired fund fees and expenses, and extraordinary items) to 0.89% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contratual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through May 1, 2012.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Managers Intermediate Duration Government Fund	92	302	529	1,183

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 409%
of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds (debt securities) issued by the U.S. Government or its agencies and instrumentalities and synthetic instruments or derivatives having economic characteristics similar to such debt securities.

The Fund seeks to achieve its objective by typically seeking to match the duration, or interest rate risk, of a portfolio that invests exclusively in mortgage-backed securities, as weighted in the major market indices for mortgage-backed securities. These indices currently include the Citigroup
Mortgage Index and the Barclays Capital Mortgage Index, each of which includes all outstanding government sponsored fixed-rate mortgage-backed securities, weighted in proportion to their current market capitalization. The duration of these indices is generally similar to that of intermediate-term U.S. Treasury notes, and typically will range between three and five years.

The Fund will seek to minimize credit risk by investing in securities of the highest credit quality. In addition, as a matter of fundamental policy, the Fund will limit purchases to securities from the following classes of assets:
securities issued directly or guaranteed by the U.S. Government or its agencies or instrumentalities; mortgage-backed securities rated AAA by Standard & Poor's
Corporation ("S&P") or Aaa by Moody's Investors Service, Inc. ("Moody's");
securities fully collateralized by assets in either of the above classes;
assets which would qualify as liquidity items under federal regulations
(which may change from time to time) if held by a commercial bank or savings institution; and hedge instruments and stripped mortgage-backed securities, which may only be used for risk management purposes.

The Fund typically employs hedging techniques, such as interest rate futures, options, caps, floors and swaps, which are designed to reduce the interest rate risk of its fixed income securities. The Fund generally manages its fixed-income portfolio effective duration to a target of between three and five years. The
Fund may employ lever-age by using reverse repurchase agreements, dollar rolls and other borrowings, and through the use of when-issued, delayed-delivery or forward commitment transactions, or other derivatives.

The Fund will not purchase a put or call option on U.S. Government securities or mortgage-backed securities if, as a result of such purchase, more than 10% of its total assets would be invested in such options. The Fund will engage in over-the-counter option transactions only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. The Fund will only sell options that are covered.

PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Asset-Backed and Mortgage-Backed Securities Risk-asset-backed and mortgage-backed securities investments involve risk of loss due to prepayments that occur earlier or later than expected or due to default.

Basis Risk-changes in the value of a hedge transaction may not completely offset changes in the value of the assets and liabilities being hedged.

Credit and Counterparty Risk-the issuer of bonds or other debt securities or a counterparty to a derivatives contract may not be able to meet interest, principal or settlement payments or otherwise honor its obligations.

Derivatives Risk-the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Hedging Risk-there is no guarantee that hedging strategies will be successful.

Inflation Risk-the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk-fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Leverage Risk-borrowing, and some derivative investments such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Prepayment Risk-many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk-investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

U.S. Government Securities Risk-obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as
Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as
Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage
Corporation ("FHLMC"), and Federal Home Loan Banks ("FHLBs") are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S.
Treasury. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support.

PERFORMANCE
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broadly based securities market index and an additional index that more appropriately reflects the Fund's investments. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.

Calendar Year Total Returns as of 12/31/10

Best Quarter: 4.50% (3rd Quarter 2009)

Worst Quarter: -1.35% (2nd Quarter 2004)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Managers Intermediate Duration Government Fund	Return Before Taxes	7.30%	6.24%	5.69%
Managers Intermediate Duration Government Fund After Taxes on Distributions	Return After Taxes on Distributions	5.16%	4.40%	4.06%
Managers Intermediate Duration Government Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.78%	4.26%	3.92%
Managers Intermediate Duration Government Fund Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
Managers Intermediate Duration Government Fund Citigroup Mortgage Index	Citigroup Mortgage Index (reflects no deduction for fees, expenses, or taxes)	5.50%	6.37%	5.94%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Managers Intermediate Duration Government Fund (Prospectus Summary) | Managers Intermediate Duration Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Managers Intermediate Duration Government Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Managers Intermediate Duration Government Fund's (the "Fund" or
"Intermediate Duration Government Fund") investment objective is to provide investors with a total return in excess of the total return of the major market indices for mortgage-backed securities.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes,interest, brokerage com-missions, acquired fund fees and expenses, and extraordinary items) to 0.89% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 409%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	409.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
Expense Example, Heading	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest  $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through May 1, 2012.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds (debt securities) issued by the U.S. Government or its agencies and instrumentalities and synthetic instruments or derivatives having economic characteristics similar to such debt securities.

The Fund seeks to achieve its objective by typically seeking to match the duration, or interest rate risk, of a portfolio that invests exclusively in mortgage-backed securities, as weighted in the major market indices for mortgage-backed securities. These indices currently include the Citigroup
Mortgage Index and the Barclays Capital Mortgage Index, each of which includes all outstanding government sponsored fixed-rate mortgage-backed securities, weighted in proportion to their current market capitalization. The duration of these indices is generally similar to that of intermediate-term U.S. Treasury notes, and typically will range between three and five years.

The Fund will seek to minimize credit risk by investing in securities of the highest credit quality. In addition, as a matter of fundamental policy, the Fund will limit purchases to securities from the following classes of assets:
securities issued directly or guaranteed by the U.S. Government or its agencies or instrumentalities; mortgage-backed securities rated AAA by Standard & Poor's
Corporation ("S&P") or Aaa by Moody's Investors Service, Inc. ("Moody's");
securities fully collateralized by assets in either of the above classes;
assets which would qualify as liquidity items under federal regulations
(which may change from time to time) if held by a commercial bank or savings institution; and hedge instruments and stripped mortgage-backed securities, which may only be used for risk management purposes.

The Fund typically employs hedging techniques, such as interest rate futures, options, caps, floors and swaps, which are designed to reduce the interest rate risk of its fixed income securities. The Fund generally manages its fixed-income portfolio effective duration to a target of between three and five years. The
Fund may employ lever-age by using reverse repurchase agreements, dollar rolls and other borrowings, and through the use of when-issued, delayed-delivery or forward commitment transactions, or other derivatives.

The Fund will not purchase a put or call option on U.S. Government securities or mortgage-backed securities if, as a result of such purchase, more than 10% of its total assets would be invested in such options. The Fund will engage in over-the-counter option transactions only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. The Fund will only sell options that are covered.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Asset-Backed and Mortgage-Backed Securities Risk-asset-backed and mortgage-backed securities investments involve risk of loss due to prepayments that occur earlier or later than expected or due to default.

Basis Risk-changes in the value of a hedge transaction may not completely offset changes in the value of the assets and liabilities being hedged.

Credit and Counterparty Risk-the issuer of bonds or other debt securities or a counterparty to a derivatives contract may not be able to meet interest, principal or settlement payments or otherwise honor its obligations.

Derivatives Risk-the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Hedging Risk-there is no guarantee that hedging strategies will be successful.

Inflation Risk-the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk-fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Leverage Risk-borrowing, and some derivative investments such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Prepayment Risk-many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk-investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

U.S. Government Securities Risk-obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as
Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as
Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage
Corporation ("FHLMC"), and Federal Home Loan Banks ("FHLBs") are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S.
Treasury. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broadly based securities market index and an additional index that more appropriately reflects the Fund's investments. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broadly based securities market index and an additional index that more appropriately reflects the Fund's investments.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.835.3879
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.managersinvest.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/10
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 4.50% (3rd Quarter 2009)

Worst Quarter: -1.35% (2nd Quarter 2004)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
Managers Intermediate Duration Government Fund (Prospectus Summary) | Managers Intermediate Duration Government Fund | Managers Intermediate Duration Government Fund
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.35%)
Managers Intermediate Duration Government Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Managers Intermediate Duration Government Fund | Citigroup Mortgage Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup Mortgage Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.37%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.94%
Managers Intermediate Duration Government Fund | Managers Intermediate Duration Government Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.90%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	302
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	529
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,183
Annual Return 2001	rr_AnnualReturn2001	8.20%
Annual Return 2002	rr_AnnualReturn2002	8.60%
Annual Return 2003	rr_AnnualReturn2003	3.40%
Annual Return 2004	rr_AnnualReturn2004	4.00%
Annual Return 2005	rr_AnnualReturn2005	1.70%
Annual Return 2006	rr_AnnualReturn2006	4.60%
Annual Return 2007	rr_AnnualReturn2007	6.40%
Annual Return 2008	rr_AnnualReturn2008	0.90%
Annual Return 2009	rr_AnnualReturn2009	12.40%
Annual Return 2010	rr_AnnualReturn2010	7.30%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.69%
Managers Intermediate Duration Government Fund | Managers Intermediate Duration Government Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.06%
Managers Intermediate Duration Government Fund | Managers Intermediate Duration Government Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.92%

[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest, brokerage com-missions, acquired fund fees and expenses, and extraordinary items) to 0.89% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contratual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.